INVENTORIES (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
INVENTORIES
Schedule of Inventory, Current [Table Text Block]

	June 30,	March 31,
	2019	2019

Finished Goods	582,058	405,682

	March 31, 2019	March 31, 2018
	$	$
Raw Materials	-	237,443
Finished Goods	405,682	-
	405,682	237,443